Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
There was no goodwill recorded from acquisitions during the nine months ended September 30, 2024.
The goodwill balance by business segment follows:

(Millions)	MedSurg	Dental Solutions	Health Information Systems	Purification and Filtration	Total
Balance as of December 31, 2023	$3,685	$458	$873	$1,519	$6,535
Translation impact	46	3	1	7	57
Balance as of September 30, 2024	$3,731	$461	$874	$1,526	$6,592
Acquired Intangible Assets: The carrying amount and accumulated amortization of acquired finite-lived intangible assets, in addition to the balance of non-amortizable intangible assets are as follows:

	September 30,	December 31,
(Millions)	2024	2023
Customer related intangible assets	$2,748	$2,734
Patents and other technology-based intangible assets	1,901	1,897
Tradenames and other amortizable intangible assets	732	705
Total gross carrying amount	5,381	5,336

Accumulated amortization — customer related	(1,188)	(1,081)
Accumulated amortization — patents and other technology-based	(1,185)	(1,055)
Accumulated amortization — tradenames and other	(357)	(323)
Total accumulated amortization	(2,730)	(2,459)

Total finite-lived intangible assets — net	2,651	2,877

Indefinite lived intangible assets	—	25
Total intangible assets — net	$2,651	$2,902
In June 2024, the Company made the decision to start phasing out the use of a tradename within its Dental Solutions business. This tradename, which was categorized as indefinite-lived as of December 31, 2023, has been reclassified to finite-lived and is being amortized over the expected phase-out period.
Amortization expense was as follows:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2024	2023	2024	2023
Amortization expense	$88	$92	$261	$276
Expected amortization expense for acquired amortizable intangible assets recorded as of September 30, 2024 is as follows:

(Millions)	Remainder of 2024	2025	2026	2027	2028	2029	After 2029
Amortization expense	$88	$326	$321	$316	$312	$274	$1,014
Goodwill and Intangible assets
Goodwill
There was no goodwill recorded from acquisitions during 2023 or 2022.
In August 2023, 3M completed the sale of assets associated with its dental local anesthetic business (part of the Dental Solutions segment) to Pierrel S.p.A for approximately $60 million in cash. This transaction resulted in a net pre-tax gain of $56 million. In connection with this transaction, goodwill was reduced by approximately $4 million.
The goodwill balance by business segment follows:

(Millions)	MedSurg	Dental Solutions	Health Information Systems	Purification and Filtration	Total
Balance at December 31, 2021	$3,763	$472	$873	$1,558	$6,666
Translation impact	(157)	(20)	(2)	(53)	(232)
Balance at December 31, 2022	$3,606	$452	$871	$1,505	$6,434
Divestitures	—	(4)	—	—	(4)
Translation impact	79	10	2	14	105
Balance at December 31, 2023	$3,685	$458	$873	$1,519	$6,535
Acquired Intangible Assets
The carrying amount and accumulated amortization of acquired intangible assets follow:

	December 31,
(Millions)	2023	2022
Customer related intangible assets	$2,734	$2,715
Patents and other technology-based intangible assets	1,897	1,893
Tradenames and other amortizable intangible assets	705	706
Total gross carrying amount	5,336	5,314

Accumulated amortization — customer related	(1,081)	(924)
Accumulated amortization — patents and other technology-based	(1,055)	(880)
Accumulated amortization — tradenames and other	(323)	(283)
Total accumulated amortization	(2,459)	(2,087)

Total finite-lived intangible assets — net	2,877	3,227

Indefinite-lived tradenames	25	25
Total intangible assets — net	$2,902	$3,252
Amortization expense consisted of the following:

	For the years ended December 31,
(Millions)	2023	2022	2021
Amortization expense	$365	$373	$381
Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2023 follows:

(Millions)	2024	2025	2026	2027	2028	2029
Amortization expense	$346	$318	$313	$308	$307	$1,285
The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, impairment of intangible assets, accelerated amortization of intangible assets and other events.